Victory Multi-Cap Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	17.15%	13.15%	13.15%	14.29%	14.29%
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		15.03%		14.54%		12.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		19.95%		14.87%		12.47%	[1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		22.39%		16.27%		13.60%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.74%		13.68%		11.61%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.13%		12.44%		10.65%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.